Summary of Significant Accounting Policies (Details Narrative) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Research and development costs	$ 50,449	$ 14,133	$ 80,535	$ 14,148	$ 85,323	$ 151,255